Expenses and Other Non-Operating Income/(Expense), Net - Schedule Of Sales And Marketing Expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Expenses And Other Non Operating Income Expense Net [Abstract]
Total	$ 19,785	$ 3,620